Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 7,087	$ 2,218	$ (418)
Net change in net unrealized gains and losses on securities available for sale:
Unrealized gains (losses) arising during the period	907	(433)	(944)
Less: reclassification adjustment for gains included in net income		1	215
Net securities gain (loss) during the period	907	(432)	(729)
Tax effect	(308)	145	248
Other comprehensive income (loss)	599	(287)	(481)
Total comprehensive income (loss)	$ 7,686	$ 1,931	$ (899)